INVENTORIES	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Finished goods	$35,177.0	$29,412.9
Work in process	181,198.8	188,014.4
Raw materials	46,449.3	45,863.4
Supplies and spare parts	25,043.7	24,818.8

	$287,868.8	$288,109.5
Write-down of inventories to net realizable value (excluding earthquake losses) and reversal of write-
down of inventories resulting from the increase in net realizable value were included in the cost of revenue, which were as follows. Please refer to related earthquake losses in Note 37.

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Net inventory losses	$3,494.6	$888.7	$2,125.9